Summary of Significant Accounting Policies - Additional Information (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Worthington Steel Common Shares
EBP, Accounting Policy [Line Items]
Number of share investment	473,135	484,009
Cash dividends received	$ 336,942	$ 280,964
Worthington Enterprises Common Shares
EBP, Accounting Policy [Line Items]
Number of share investment	0	297,319
Cash dividends received	$ 86,513	$ 214,460